Annual Total Returns- Janus Henderson Flexible Bond Portfolio (Service Shares) [BarChart] - Service Shares - Janus Henderson Flexible Bond Portfolio - Service Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	6.39%	8.09%	(0.32%)	4.69%	(0.06%)	2.22%	3.35%	(1.29%)	9.28%	10.25%